Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment Net

Property and equipment, net consist of the following:

	March 31 2026	September 30, 2025
	US$	US$
Machinery & equipment	2,010,033	2,009,888
Vehicles	153,996	153,996
Furniture and fixtures	184,487	167,658
Software	870,728	870,728
Leasehold improvement	301,034	301,034
Total	3,520,278	3,503,304
Less: Accumulated depreciation	$(3,162,368)	$(3,069,627)
Property and equipment, net	357,910	433,677